Leases - Summary of Lease Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$ 8	$ 14	$ 24
Operating cash flows from operating leases	2,195	10,254	11,459
Financing cash flows from finance leases	153	147	141
Right-of-use asset obtained in exchange for new operating lease liabilities	$ 420	$ 2,226	$ 421
Weighted-average remaining lease term—finance leases	1 year 3 months 18 days	2 years 3 months 18 days	3 years 3 months 18 days
Weighted-average remaining lease term—operating leases	2 years 10 months 24 days	3 years 7 months 6 days	4 years
Weighted-average discount rate—finance leases	4.00%	4.00%	4.00%
Weighted-average discount rate—operating leases	4.50%	4.60%	5.50%